RISKS AND UNCERTAINTIES (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 HKD ($)	Oct. 01, 2025 USD ($)	Oct. 01, 2025 HKD ($)
Concentration Risk [Line Items]
Cash and cash equivalents	$ 5,100,000		$ 40,300,000
Credit risk	$ 4,900,000	$ 38,600,000
Credit Concentration Risk [Member]
Concentration Risk [Line Items]
Compensation amount				$ 102,041	$ 800,000